Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2022
Revenue Recognition [Abstract]
Schedule of revenue disaggregated by revenue source
	Six months ended June 30,
	2022	2021

Systems	$78,198	$89,298
Ink and consumables	41,882	40,823
Services	11,404	9,160
Service contracts and software subscriptions	9,945	8,508

Total revenue	$141,429	$147,789

Schedule of revenue disaggregated by geography based on customer location
	Six months ended June 30,
	2022	2021

U.S	$70,992	$98,310
EMEA	48,583	33,526
Asia Pacific	13,473	10,815
Other	8,381	5,138

Total revenue	$141,429	$147,789

Schedule of remaining performance obligations represents contracted revenues
	Remainder of 2022	2023	2024 and thereafter
Services	3,873	1,429	235